Income Tax (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 50	$ 304
Charge/(benefit) for deferred taxation	(253)	135
Total income and mining tax expense	(203)	439
(Loss)/income before income tax and equity income in associates	(1,888)	1,134
Income Tax Uncertainties [Abstract]
Balance at beginning of period	93	78	78
Additions for tax positions of prior years	1		17
Reductions for tax positions of prior years	(1)		0
Translation (decreases)	(8)		(2)
Balance at end of period	85		93
Recognized as a reduction of deferred tax assets	40		40
Recognized in other non-current liabilities	45		53
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the six months ended June 30, 2013	1
Interest accrued as at June 30, 2013	$ 14